Cover	Mar. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 11, 2024
Entity File Number	811-22742
Entity Registrant Name	Principal Real Estate Income Fund
Entity Central Index Key	0001557523
Entity Tax Identification Number	46-0919114
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1290 Broadway
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80203
City Area Code	(855)
Local Phone Number	838-9485
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest, no par value per share
Trading Symbol	PGZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false